International operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Assets	$ 381,508	$ 362,873	$ 371,758
Total revenue	16,462	16,392	15,543
Income before income taxes	5,587	5,192	4,610
Net income	4,467	4,254	4,114
EMEA
Segment Reporting Information [Line Items]
Assets	74,504	74,982	88,490
Total revenue	3,833	4,252	3,982
Income before income taxes	1,447	1,694	1,497
Net income	1,116	1,345	1,186
APAC
Segment Reporting Information [Line Items]
Assets	36,347	23,199	20,676
Total revenue	1,161	1,103	997
Income before income taxes	548	564	538
Net income	423	448	426
Other
Segment Reporting Information [Line Items]
Assets	2,636	1,483	1,737
Total revenue	737	684	610
Income before income taxes	506	455	296
Net income	390	361	234
Total International
Segment Reporting Information [Line Items]
Assets	113,487	99,664	110,903
Total revenue	5,731	6,039	5,589
Income before income taxes	2,501	2,713	2,331
Net income	1,929	2,154	1,846
Domestic
Segment Reporting Information [Line Items]
Assets	268,021	263,209	260,855
Total revenue	10,731	10,353	9,954
Income before income taxes	3,086	2,479	2,279
Net income	2,538	2,100	2,268
UK
Segment Reporting Information [Line Items]
Assets	30,800	30,600	32,900
Total revenue	$ 2,600	$ 2,600	$ 2,400
Percentage of asset	8.00%	8.00%	9.00%
Percentage of revenue	16.00%	16.00%	15.00%